Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2014	2013
Components, spare parts	4,225	3,650
Work-in-progress	832	876
Finished goods	1,591	910
Total gross inventories	6,648	5,436
Less: provision for slow-moving inventory	(741)	(737)
Total	5,908	4,698